The Gabelli Dividend & Income Trust
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 94 .8%
Aerospace — 1 .5%
7,370 Allient Inc. ...................... $ 262,962
1,950 BAE Systems plc , ADR ............. 135,232
200 General Dynamics Corp. ............ 56,498
12,000 HEICO Corp. ..................... 2,292,000
75,000 Howmet Aerospace Inc. ............. 5,132,250
63,300 L3Harris Technologies Inc. ........... 13,489,230
2,325 Mercury Systems Inc. † ............. 68,587
213 Northrop Grumman Corp. ........... 101,955
1,200,000 Rolls-Royce Holdings plc † ........... 6,462,713
24,440 RTX Corp. ...................... 2,383,633
400 Thales SA ...................... 68,205
53,700 The Boeing Co. † .................. 10,363,563
40,816,828
Agriculture — 0.0%
5,000 Corteva Inc. ..................... 288,350
Automotive — 0 .8%
15,000 Daimler Truck Holding AG ........... 759,942
50,000 Ford Motor Co. ................... 664,000
77,500 General Motors Co. ................ 3,514,625
308,000 Iveco Group NV † ................. 4,585,544
100,000 PACCAR Inc. .................... 12,389,000
15,000 Piaggio & C SpA .................. 47,448
46,000 Traton SE ....................... 1,654,567
23,615,126
Automotive: Parts and Accessories — 2 .8%
48,676 Aptiv plc † ...................... 3,877,043
165,932 Dana Inc. ....................... 2,107,337
350,000 Dowlais Group plc ................. 344,567
288,915 Garrett Motion Inc. † ............... 2,871,815
270,400 Genuine Parts Co. ................. 41,893,072
6,000 Lear Corp. ...................... 869,280
30,000 Modine Manufacturing Co. † .......... 2,855,700
26,000 Monro Inc. ...................... 820,040
18,900 O'Reilly Automotive Inc. † ............ 21,335,832
14,000 Visteon Corp. † ................... 1,646,540
78,621,226
Broadcasting — 0 .3%
585,000 Grupo Televisa SAB , ADR ............ 1,872,000
37,121 Liberty Broadband Corp. , Cl. C † ....... 2,124,435
50,000 Liberty Media Corp.-Liberty SiriusXM † .. 1,485,500
135,000 Sinclair Inc. ..................... 1,818,450
30,000 TEGNA Inc. ..................... 448,200
7,748,585
Building and Construction — 1 .8%
102,000 Carrier Global Corp. ............... 5,929,260
78,200 Fortune Brands Innovations Inc. ....... 6,621,194
4,500 H&E Equipment Services Inc. ......... 288,810
Shares
Market
Value
121,693 Herc Holdings Inc. ................ $ 20,480,932
161,900 Johnson Controls International plc ..... 10,575,308
18,000 Masterbrand Inc. † ................. 337,320
11,000 Sika AG ........................ 3,276,154
5,625 United Rentals Inc. ................ 4,056,244
51,565,222
Business Services — 3 .1%
4,500 ITOCHU Corp. .................... 192,152
15,000 Jardine Matheson Holdings Ltd. ....... 559,500
70,000 JCDecaux SE † ................... 1,359,351
8,000 Loomis AB ...................... 223,318
11,000 Marubeni Corp. ................... 189,692
141,620 Mastercard Inc. , Cl. A .............. 68,199,944
8,500 Mitsubishi Corp. .................. 195,571
4,000 Mitsui & Co. Ltd. ................. 186,101
50,000 Rentokil Initial plc , ADR ............. 1,507,500
30,503 Steel Partners Holdings LP † .......... 1,209,444
25,000 Stericycle Inc. † ................... 1,318,750
8,000 Sumitomo Corp. .................. 191,835
60,000 Vestis Corp. ..................... 1,156,200
41,600 Visa Inc. , Cl. A ................... 11,609,728
88,099,086
Cable and Satellite — 0 .9%
18,000 AMC Networks Inc. , Cl. A † ........... 218,340
7,445 Charter Communications Inc. , Cl. A † .... 2,163,740
15,000 Cogeco Inc. ..................... 630,099
388,000 Comcast Corp. , Cl. A ............... 16,819,800
25,000 EchoStar Corp. , Cl. A † .............. 356,250
10,000 Liberty Latin America Ltd. , Cl. A † ...... 69,700
130,000 Liberty Latin America Ltd. , Cl. C † ...... 908,700
95,000 Rogers Communications Inc. , Cl. B ..... 3,895,000
25,061,629
Communications Equipment — 0 .4%
24,000 Arista Networks Inc. † .............. 6,959,520
106,000 Corning Inc. ..................... 3,493,760
7,500 QUALCOMM Inc. ................. 1,269,750
94,000 Telesat Corp. † ................... 808,400
12,531,430
Computer Hardware — 0 .8%
110,550 Apple Inc. ...................... 18,957,114
10,000 Dell Technologies Inc. , Cl. C .......... 1,141,100
5,000 HP Inc. ........................ 151,100
17,500 Micron Technology Inc. ............. 2,063,075
22,312,389
Computer Software and Services — 7 .2%
30,000 3D Systems Corp. † ................ 133,200
8,300 Adobe Inc. † ..................... 4,188,180
1,000 Akamai Technologies Inc. † ........... 108,760
1,000 Alibaba Group Holding Ltd. , ADR ...... 72,360

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services (Continued)
37,000 Alphabet Inc. , Cl. A † ............... $ 5,584,410
224,900 Alphabet Inc. , Cl. C † ............... 34,243,274
163,900 Amazon.com Inc. † ................ 29,564,282
8,520 Backblaze Inc. , Cl. A † .............. 87,160
4,000 Check Point Software Technologies Ltd. † . 656,040
23,000 Cisco Systems Inc. ................ 1,147,930
17,800 CrowdStrike Holdings Inc. , Cl. A † ...... 5,706,502
7,530 Edgio Inc. † ...................... 72,664
5,000 Fastly Inc. , Cl. A † ................. 64,850
6,200 Fiserv Inc. † ..................... 990,884
1,000 Fortinet Inc. † .................... 68,310
2,500 Gen Digital Inc. ................... 56,000
500,000 Hewlett Packard Enterprise Co. ........ 8,865,000
4,790 Intuit Inc. ....................... 3,113,500
59,000 Kyndryl Holdings Inc. † ............. 1,283,840
38,750 Meta Platforms Inc. , Cl. A ........... 18,816,225
140,950 Microsoft Corp. .................. 59,300,484
8,886 MKS Instruments Inc. .............. 1,181,838
75,000 N-able Inc. † ..................... 980,250
2,500 Oracle Corp. ..................... 314,025
50,000 Oxford Metrics plc ................ 65,632
68,500 Rockwell Automation Inc. ........... 19,956,105
4,500 SAP SE , ADR .................... 877,635
7,400 ServiceNow Inc. † ................. 5,641,760
42,973 SolarWinds Corp. † ................ 542,319
12,000 Stratasys Ltd. † ................... 139,440
19,757 Vimeo Inc. † ..................... 80,806
203,903,665
Consumer Products — 1 .9%
30,000 Church & Dwight Co. Inc. ........... 3,129,300
318,000 Edgewell Personal Care Co. .......... 12,287,520
47,000 Energizer Holdings Inc. ............. 1,383,680
95,000 Hanesbrands Inc. † ................ 551,000
700 Johnson Outdoors Inc. , Cl. A ......... 32,277
150 Kering SA ...................... 59,286
3,995 Nintendo Co. Ltd. , ADR ............. 54,292
212,000 Philip Morris International Inc. ........ 19,423,440
48,870 Spectrum Brands Holdings Inc. ....... 4,349,919
250 The Estee Lauder Companies Inc. , Cl. A .. 38,537
73,000 The Procter & Gamble Co. ........... 11,844,250
7,000 The Scotts Miracle-Gro Co. .......... 522,130
53,675,631
Consumer Services — 0 .4%
86,530 Arlo Technologies Inc. † ............. 1,094,604
13,100 Ashtead Group plc ................ 932,527
9,000 Avis Budget Group Inc. ............. 1,102,140
750 Booking Holdings Inc. .............. 2,720,910
7,000 Travel + Leisure Co. ................ 342,720
Shares
Market
Value
54,000 Uber Technologies Inc. † ............ $ 4,157,460
10,350,361
Diversified Industrial — 4 .2%
500 Agilent Technologies Inc. ............ 72,755
10,555 American Outdoor Brands Inc. † ....... 92,884
237,000 Ampco-Pittsburgh Corp. † ........... 514,290
10,845 AZZ Inc. ........................ 838,427
95,000 Bouygues SA .................... 3,877,225
4,800 Crane Co. ....................... 648,624
3,000 Crane NXT Co. ................... 185,700
48,700 Eaton Corp. plc ................... 15,227,516
47,600 General Electric Co. ................ 8,355,228
3,500 Graham Corp. † ................... 95,480
123,000 Griffon Corp. .................... 9,020,820
173,000 Honeywell International Inc. .......... 35,508,250
11,000 Hyster-Yale Materials Handling Inc. ..... 705,870
43,199 Intevac Inc. † .................... 165,884
37,500 ITT Inc. ........................ 5,101,125
10,000 nVent Electric plc ................. 754,000
15,000 Pentair plc ...................... 1,281,600
10,678 Proto Labs Inc. † .................. 381,738
1,250 Siemens AG ..................... 238,642
6,500 Sulzer AG ....................... 790,653
287,000 Textron Inc. ..................... 27,531,910
15,225 The Sherwin-Williams Co. ........... 5,288,099
300,000 Toray Industries Inc. ............... 1,437,971
36,000 Trinity Industries Inc. ............... 1,002,600
119,117,291
Electronics — 2 .3%
5,000 Flex Ltd. † ....................... 143,050
58,000 Intel Corp. ...................... 2,561,860
8,597 Kimball Electronics Inc. † ............ 186,125
148,000 Resideo Technologies Inc. † .......... 3,318,160
1,650 Signify NV ...................... 50,875
371,000 Sony Group Corp. , ADR ............. 31,809,540
38,000 TE Connectivity Ltd. ............... 5,519,120
79,200 Texas Instruments Inc. ............. 13,797,432
13,000 Thermo Fisher Scientific Inc. ......... 7,555,730
3,500 Universal Display Corp. ............. 589,575
65,531,467
Energy and Utilities: Electric — 0 .4%
2,000 ALLETE Inc. ..................... 119,280
5,000 American Electric Power Co. Inc. ...... 430,500
29,000 Electric Power Development Co. Ltd. .... 475,000
112,000 Evergy Inc. ...................... 5,978,560
12,000 Pinnacle West Capital Corp. .......... 896,760
10,000 Portland General Electric Co. ......... 420,000
3,000 PPL Corp. ...................... 82,590
61,600 The AES Corp. ................... 1,104,488

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Electric (Continued)
6,500 WEC Energy Group Inc. ............. $ 533,780
10,040,958
Energy and Utilities: Integrated — 1 .2%
20,000 Chubu Electric Power Co. Inc. ........ 260,867
20,000 Endesa SA ...................... 370,369
228,000 Enel SpA ....................... 1,505,138
12,500 Eversource Energy ................ 747,125
23,000 Hawaiian Electric Industries Inc. ....... 259,210
410,000 Hera SpA ....................... 1,444,645
16,000 Hokkaido Electric Power Co. Inc. ...... 87,124
45,000 Iberdrola SA , ADR ................. 2,243,250
115,000 Korea Electric Power Corp. , ADR † ...... 957,950
23,000 Kyushu Electric Power Co. Inc. ........ 205,873
23,000 MGE Energy Inc. .................. 1,810,560
152,000 NextEra Energy Inc. ................ 9,714,320
5,650 NextEra Energy Partners LP .......... 169,952
49,000 NiSource Inc. .................... 1,355,340
10,000 Northwestern Energy Group Inc. ....... 509,300
57,500 OGE Energy Corp. ................. 1,972,250
11,000 Ormat Technologies Inc. ............ 728,090
195,000 PG&E Corp. ..................... 3,268,200
49,000 PNM Resources Inc. ............... 1,844,360
30,000 Public Service Enterprise Group Inc. .... 2,003,400
50,000 Shikoku Electric Power Co. Inc. ....... 389,582
40,000 The Chugoku Electric Power Co. Inc. .... 300,700
18,000 The Kansai Electric Power Co. Inc. ..... 255,529
50,000 Tohoku Electric Power Co. Inc. ........ 390,739
32,793,873
Energy and Utilities: Natural Gas — 1 .2%
16,000 APA Corp. ...................... 550,080
200,000 Enterprise Products Partners LP ....... 5,836,000
47,000 Kinder Morgan Inc. ................ 861,980
207,500 National Fuel Gas Co. .............. 11,146,900
30,000 National Grid plc .................. 403,636
22,000 National Grid plc , ADR .............. 1,500,840
14,300 ONEOK Inc. ..................... 1,146,431
75,000 Sempra ........................ 5,387,250
67,000 Southwest Gas Holdings Inc. ......... 5,100,710
74,000 UGI Corp. ....................... 1,815,960
33,749,787
Energy and Utilities: Oil — 4 .5%
82,900 Chevron Corp. ................... 13,076,646
207,300 ConocoPhillips ................... 26,385,144
65,000 Devon Energy Corp. ............... 3,261,700
123,000 Eni SpA , ADR .................... 3,901,560
375,000 Equinor ASA , ADR ................ 10,136,250
107,000 Exxon Mobil Corp. ................ 12,437,680
15,700 Hess Corp. ...................... 2,396,448
Shares
Market
Value
129,000 Marathon Petroleum Corp. ........... $ 25,993,500
73,000 Occidental Petroleum Corp. .......... 4,744,270
100,000 PetroChina Co. Ltd. , Cl. H ........... 85,475
25,000 Petroleo Brasileiro SA , ADR .......... 380,250
52,000 Phillips 66 ...................... 8,493,680
75,000 Repsol SA , ADR .................. 1,253,355
92,800 Shell plc , ADR ................... 6,221,312
3,000 Texas Pacific Land Corp. ............ 1,735,530
70,000 TotalEnergies SE , ADR .............. 4,818,100
2,891 Woodside Energy Group Ltd. , ADR ..... 57,733
125,378,633
Energy and Utilities: Services — 1 .5%
2,000 Baker Hughes Co. ................. 67,000
89,000 Dril-Quip Inc. † ................... 2,005,170
556,325 Halliburton Co. ................... 21,930,331
117,975 Oceaneering International Inc. † ....... 2,760,615
267,000 Schlumberger NV ................. 14,634,270
41,397,386
Energy and Utilities: Water — 0 .3%
11,000 American States Water Co. ........... 794,640
6,000 American Water Works Co. Inc. ....... 733,260
51,000 Essential Utilities Inc. .............. 1,889,550
61,000 Mueller Water Products Inc. , Cl. A ..... 981,490
34,000 Severn Trent plc .................. 1,059,954
22,000 SJW Group ..................... 1,244,980
7,500 The York Water Co. ................ 272,025
8,000 United Utilities Group plc , ADR ........ 208,200
7,184,099
Entertainment — 2 .6%
222,000 Atlanta Braves Holdings Inc. , Cl. A † .... 9,301,800
65,000 Atlanta Braves Holdings Inc. , Cl. C † .... 2,538,900
25,000 Caesars Entertainment Inc. † .......... 1,093,500
61,333 Fox Corp. , Cl. A ................... 1,917,883
71,000 Fox Corp. , Cl. B ................... 2,032,020
3,000 International Game Technology plc ..... 67,770
59,880 Madison Square Garden Entertainment
Corp. † ....................... 2,347,895
50,000 Madison Square Garden Sports Corp. † .. 9,226,000
22,800 Netflix Inc. † ..................... 13,847,124
156,250 Ollamani SAB † ................... 282,245
91,000 Paramount Global , Cl. A ............. 1,986,530
260,000 Paramount Global , Cl. B ............. 3,060,200
3,000 Penn Entertainment Inc. † ............ 54,630
57,880 Sphere Entertainment Co. † .......... 2,840,750
16,000 Take-Two Interactive Software Inc. † .... 2,375,840
25,000 The Walt Disney Co. ............... 3,059,000
105,000 Universal Music Group NV ........... 3,158,226
650,000 Vivendi SE ...................... 7,082,650
720,000 Warner Bros Discovery Inc. † ......... 6,285,600
72,558,563

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Environmental Services — 2 .7%
181,000 Republic Services Inc. .............. $ 34,650,640
29,180 Veolia Environnement SA ............ 948,518
97,222 Waste Connections Inc. ............. 16,723,156
108,000 Waste Management Inc. ............ 23,020,200
75,342,514
Equipment and Supplies — 1 .8%
3,000 CTS Corp. ...................... 140,370
106,000 Flowserve Corp. .................. 4,842,080
113,500 Graco Inc. ...................... 10,607,710
270,000 Mueller Industries Inc. .............. 14,561,100
456,825 RPC Inc. ....................... 3,535,825
70,000 Sealed Air Corp. .................. 2,604,000
25,800 The L.S. Starrett Co. , Cl. A † .......... 409,962
96,000 The Timken Co. ................... 8,393,280
29,000 Valmont Industries Inc. ............. 6,620,120
51,714,447
Financial Services — 16 .2%
14,000 AJ Bell plc ...................... 53,434
283,750 American Express Co. .............. 64,607,038
65,000 American International Group Inc. ...... 5,081,050
274,600 Bank of America Corp. .............. 10,412,832
60,000 Berkshire Hathaway Inc. , Cl. B † ....... 25,231,200
15,600 BlackRock Inc. ................... 13,005,720
75,000 Blackstone Inc. ................... 9,852,750
7,174 Brookfield Asset Management Ltd. , Cl. A . 301,451
28,500 Brookfield Corp. .................. 1,193,295
196 Brookfield Reinsurance Ltd. .......... 8,189
2,300 Brooks Macdonald Group plc ......... 52,398
14,000 Cannae Holdings Inc. † .............. 311,360
192,000 Citigroup Inc. .................... 12,142,080
5,000 Cohen & Steers Inc. ............... 384,450
18,500 Cullen/Frost Bankers Inc. ............ 2,082,545
11,000 EXOR NV ....................... 1,222,930
140 Farmers & Merchants Bank of Long Beach 672,000
37,000 Fidelity National Financial Inc. ......... 1,964,700
80,000 FTAI Aviation Ltd. ................. 5,384,000
23,000 HSBC Holdings plc , ADR ............ 905,280
23,249 Interactive Brokers Group Inc. , Cl. A .... 2,597,146
20,450 Intercontinental Exchange Inc. ........ 2,810,444
155,000 Invesco Ltd. ..................... 2,571,450
14,000 Janus Henderson Group plc .......... 460,460
321,747 JPMorgan Chase & Co. ............. 64,445,924
65,000 KeyCorp. ....................... 1,027,650
45,000 KKR & Co. Inc. ................... 4,526,100
85,000 Loews Corp. ..................... 6,654,650
42,000 M&T Bank Corp. .................. 6,108,480
189,726 Morgan Stanley .................. 17,864,600
4,000 MSCI Inc. ....................... 2,241,800
70,000 National Australia Bank Ltd. , ADR ...... 796,600
Shares
Market
Value
124,000 Navient Corp. .................... $ 2,157,600
90,500 Northern Trust Corp. ............... 8,047,260
168,375 Oaktree Specialty Lending Corp. ....... 3,310,253
5,000 PayPal Holdings Inc. † .............. 334,950
80,000 Resona Holdings Inc. .............. 492,535
15,000 S&P Global Inc. .................. 6,381,750
90,000 SLM Corp. ...................... 1,961,100
154,000 State Street Corp. ................. 11,907,280
123,000 T. Rowe Price Group Inc. ............ 14,996,160
621,000 The Bank of New York Mellon Corp. .... 35,782,020
35,000 The Charles Schwab Corp. ........... 2,531,900
34,000 The Goldman Sachs Group Inc. ....... 14,201,460
90,000 The Hartford Financial Services Group Inc. 9,274,500
137,000 The PNC Financial Services Group Inc. .. 22,139,200
74,000 The Travelers Companies Inc. ......... 17,030,360
60,000 W. R. Berkley Corp. ................ 5,306,400
545,000 Wells Fargo & Co. ................. 31,588,200
2,300 Willis Towers Watson plc ............ 632,500
455,049,434
Food and Beverage — 9 .0%
12,000 Ajinomoto Co. Inc. ................ 446,453
100,117 BellRing Brands Inc. † .............. 5,909,907
12,500 Brown-Forman Corp. , Cl. B .......... 645,250
344,000 Campbell Soup Co. ................ 15,290,800
900,000 China Mengniu Dairy Co. Ltd. ......... 1,931,799
66,000 Conagra Brands Inc. ............... 1,956,240
156,000 Danone SA ...................... 10,079,523
1,920,000 Davide Campari-Milano NV .......... 19,292,945
1,500 Diageo plc ...................... 55,386
138,500 Diageo plc , ADR .................. 20,600,490
70,954 Flowers Foods Inc. ................ 1,685,157
184,200 General Mills Inc. ................. 12,888,474
18,000 Heineken Holding NV ............... 1,452,564
260,000 ITO EN Ltd. ..................... 6,351,433
110,000 Keurig Dr Pepper Inc. .............. 3,373,700
1,650,000 Kikkoman Corp. .................. 21,101,863
10,000 Lamb Weston Holdings Inc. .......... 1,065,300
11,000 Lifecore Biomedical Inc. † ............ 58,410
108,000 Maple Leaf Foods Inc. .............. 1,770,832
6,000 McCormick & Co. Inc. .............. 464,520
35,000 Molson Coors Beverage Co. , Cl. B ...... 2,353,750
502,000 Mondelēz International Inc. , Cl. A ...... 35,140,000
60,000 Morinaga Milk Industry Co. Ltd. ....... 1,225,922
10,000 Nathan's Famous Inc. .............. 708,000
4,400 National Beverage Corp. † ............ 208,824
24,000 Nestlé SA ....................... 2,548,096
35,000 Nestlé SA , ADR ................... 3,717,000
384,000 Nissin Foods Holdings Co. Ltd. ........ 10,577,883
69,982 Nomad Foods Ltd. ................ 1,368,848
69,250 PepsiCo Inc. ..................... 12,119,442
39,000 Pernod Ricard SA ................. 6,309,169

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
42,000 Post Holdings Inc. † ................ $ 4,463,760
24,500 Remy Cointreau SA ................ 2,469,790
18,000 Suntory Beverage & Food Ltd. ........ 607,848
2,500 The Boston Beer Co. Inc. , Cl. A † ....... 761,050
240,000 The Coca-Cola Co. ................ 14,683,200
51,000 The Hain Celestial Group Inc. † ........ 400,860
5,150 The J.M. Smucker Co. .............. 648,230
424,000 The Kraft Heinz Co. ................ 15,645,600
14,000 TreeHouse Foods Inc. † ............. 545,300
29,000 Unilever plc , ADR ................. 1,455,510
10,000 WK Kellogg Co. .................. 188,000
470,000 Yakult Honsha Co. Ltd. ............. 9,599,947
254,167,075
Health Care — 10 .9%
30,500 Abbott Laboratories ............... 3,466,630
58,600 AbbVie Inc. ..................... 10,671,060
42,486 AstraZeneca plc , ADR .............. 2,878,426
185,987 Avantor Inc. † .................... 4,755,688
122,000 Bausch + Lomb Corp. † ............. 2,110,600
85,000 Baxter International Inc. ............. 3,632,900
1,000 Bayer AG ....................... 30,672
10,000 Becton Dickinson & Co. ............. 2,474,500
2,500 BioMarin Pharmaceutical Inc. † ........ 218,350
12,500 Bio-Rad Laboratories Inc. , Cl. A † ...... 4,323,375
69,000 Bristol-Myers Squibb Co. ............ 3,741,870
75,000 Catalent Inc. † .................... 4,233,750
25,000 Cencora Inc. ..................... 6,074,750
9,000 Charles River Laboratories International
Inc. † ........................ 2,438,550
12,500 Chemed Corp. ................... 8,024,125
23,000 DaVita Inc. † ..................... 3,175,150
1,000 Demant A/S † .................... 49,610
100,000 DENTSPLY SIRONA Inc. ............ 3,319,000
55,000 Elanco Animal Health Inc. † ........... 895,400
15,000 Elevance Health Inc. ............... 7,778,100
51,400 Eli Lilly & Co. .................... 39,987,144
300,000 Evolent Health Inc. , Cl. A † ........... 9,837,000
24,500 Fortrea Holdings Inc. † .............. 983,430
467 GE HealthCare Technologies Inc. ....... 42,455
12,510 Gerresheimer AG ................. 1,409,025
45,000 Halozyme Therapeutics Inc. † ......... 1,830,600
25,000 HCA Healthcare Inc. ............... 8,338,250
45,500 Henry Schein Inc. † ................ 3,436,160
30,000 ICU Medical Inc. † ................. 3,219,600
7,200 Incyte Corp. † .................... 410,184
42,371 Integer Holdings Corp. † ............. 4,943,848
15,900 Intuitive Surgical Inc. † .............. 6,345,531
101,535 Johnson & Johnson ............... 16,061,822
3,735 Kenvue Inc. ..................... 80,153
Shares
Market
Value
24,500 Laboratory Corp. of America Holdings ... $ 5,352,270
10,000 Lantheus Holdings Inc. † ............ 622,400
11,000 McKesson Corp. .................. 5,905,350
40,000 Medtronic plc .................... 3,486,000
122,000 Merck & Co. Inc. .................. 16,097,900
191,042 Option Care Health Inc. † ............ 6,407,549
1,000 Organon & Co. ................... 18,800
70,000 Owens & Minor Inc. † .............. 1,939,700
100,000 Pacific Biosciences of California Inc. † ... 375,000
63,000 Patterson Cos. Inc. ................ 1,741,950
78,000 Perrigo Co. plc ................... 2,510,820
65,000 PetIQ Inc. † ...................... 1,188,200
462,088 Pfizer Inc. ...................... 12,822,942
25,430 QuidelOrtho Corp. † ................ 1,219,114
250 Roche Holding AG ................. 63,675
25,000 Silk Road Medical Inc. † ............. 458,000
24,400 Stryker Corp. .................... 8,732,028
3,600 Teladoc Health Inc. † ............... 54,360
133,398 Tenet Healthcare Corp. † ............. 14,021,464
56,000 The Cigna Group .................. 20,338,640
48,000 The Cooper Companies Inc. .......... 4,870,080
21,252 Treace Medical Concepts Inc. † ........ 277,339
4,050 UnitedHealth Group Inc. ............ 2,003,535
10,000 Vertex Pharmaceuticals Inc. † ......... 4,180,100
25,000 Viatris Inc. ...................... 298,500
30,000 Zimmer Biomet Holdings Inc. ......... 3,959,400
105,038 Zoetis Inc. ...................... 17,773,480
307,936,304
Hotels and Gaming — 0 .4%
19,000 Accor SA ....................... 887,570
79,800 Boyd Gaming Corp. ................ 5,372,136
43,000 Entain plc ....................... 432,769
400 Flutter Entertainment plc † ........... 79,717
4,700 Gambling.com Group Ltd. † .......... 42,911
15,000 Golden Entertainment Inc. ........... 552,450
16,000 Las Vegas Sands Corp. ............. 827,200
400,000 Mandarin Oriental International Ltd. .... 622,000
20,400 MGM Resorts International † ......... 963,084
15,000 Ryman Hospitality Properties Inc. , REIT . 1,734,150
5,000 Wyndham Hotels & Resorts Inc. ....... 383,750
500 Wynn Resorts Ltd. ................ 51,115
11,948,852
Machinery — 2 .6%
57,000 Astec Industries Inc. ............... 2,491,470
1,751,700 CNH Industrial NV ................. 22,702,032
55,500 Deere & Co. ..................... 22,796,070
7,500 Generac Holdings Inc. † ............. 946,050
3,500 Otis Worldwide Corp. .............. 347,445
1,500 Tennant Co. ..................... 182,415
40,000 Twin Disc Inc. .................... 661,200

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Machinery (Continued)
172,480 Xylem Inc. ...................... $ 22,291,315
72,417,997
Metals and Mining — 1 .0%
59,585 Agnico Eagle Mines Ltd. ............ 3,554,245
18,000 Alliance Resource Partners LP ........ 360,900
124,190 Barrick Gold Corp. ................ 2,066,521
8,000 BHP Group Ltd. , ADR .............. 461,520
10,000 Endeavour Mining plc .............. 203,167
10,000 Franco-Nevada Corp. ............... 1,191,540
860 Franco-Nevada Corp., New York ....... 102,478
200,000 Freeport-McMoRan Inc. ............. 9,404,000
270,620 Newmont Corp. .................. 9,699,021
9,615 Osisko Gold Royalties Ltd., New York ... 157,878
27,201,270
Paper and Forest Products — 0.0%
2,200 Keweenaw Land Association Ltd. † ..... 50,710
Publishing — 0.0%
1,200 Graham Holdings Co. , Cl. B .......... 921,216
Real Estate Investment Trust — 0 .5%
46,000 American Tower Corp. .............. 9,089,140
16,000 Crown Castle Inc. ................. 1,693,280
1,700 Equinix Inc. ..................... 1,403,061
1,800 VICI Properties Inc. ................ 53,622
85,000 Weyerhaeuser Co. ................. 3,052,350
15,291,453
Retail — 3 .4%
101,808 AutoNation Inc. † .................. 16,857,369
1,000 AutoZone Inc. † ................... 3,151,650
19,000 Bassett Furniture Industries Inc. ....... 280,440
40,000 CarMax Inc. † .................... 3,484,400
1,790 Chipotle Mexican Grill Inc. † .......... 5,203,118
200,000 Conn's Inc. † ..................... 670,000
10,900 Costco Wholesale Corp. ............. 7,985,667
193,000 CVS Health Corp. ................. 15,393,680
65,000 Hertz Global Holdings Inc. † .......... 508,950
98,500 Ingles Markets Inc. , Cl. A ............ 7,552,980
29,530 Lowe's Companies Inc. ............. 7,522,177
6,000 Macy's Inc. ..................... 119,940
7,500 MSC Industrial Direct Co. Inc. , Cl. A .... 727,800
15,000 Penske Automotive Group Inc. ........ 2,429,850
56,250 Rush Enterprises Inc. , Cl. B .......... 2,997,563
236,000 Sally Beauty Holdings Inc. † .......... 2,931,120
348,000 Seven & i Holdings Co. Ltd. .......... 5,057,471
40,000 Starbucks Corp. .................. 3,655,600
12,000 The Home Depot Inc. ............... 4,603,200
70,000 Walgreens Boots Alliance Inc. ........ 1,518,300
Shares
Market
Value
60,000 Walmart Inc. .................... $ 3,610,200
96,261,475
Semiconductors — 1 .8%
31,000 Advanced Micro Devices Inc. † ........ 5,595,190
21,000 Applied Materials Inc. .............. 4,330,830
6,100 ASML Holding NV ................. 5,919,867
1,050 Broadcom Inc. ................... 1,391,680
3,000 Entegris Inc. ..................... 421,620
34,500 NVIDIA Corp. .................... 31,172,820
1,500 NXP Semiconductors NV ............ 371,655
34,804 SkyWater Technology Inc. † .......... 353,957
11,000 Taiwan Semiconductor Manufacturing Co.
Ltd. , ADR ..................... 1,496,550
51,054,169
Specialty Chemicals — 1 .3%
11,000 Air Products and Chemicals Inc. ....... 2,664,970
30,000 Ashland Inc. ..................... 2,921,100
10,000 Axalta Coating Systems Ltd. † ......... 343,900
400 DSM-Firmenich AG ................ 45,484
203,000 DuPont de Nemours Inc. ............ 15,564,010
27,000 FMC Corp. ...................... 1,719,900
15,000 International Flavors & Fragrances Inc. .. 1,289,850
22,260 Novonesis (Novozymes) B ........... 1,304,592
83,000 Olin Corp. ...................... 4,880,400
15,400 Rogers Corp. † ................... 1,827,826
5,000 Sensient Technologies Corp. ......... 345,950
65,000 Valvoline Inc. † ................... 2,897,050
35,805,032
Telecommunications — 2 .1%
29,000 AT&T Inc. ....................... 510,400
148,000 BCE Inc. ........................ 5,029,040
415,000 Deutsche Telekom AG , ADR .......... 10,047,150
73,750 Eurotelesites AG † ................. 293,993
62,279 GCI Liberty Inc., Escrow † (a) ......... 0
195,000 Hellenic Telecommunications Organization
SA , ADR ...................... 1,400,100
392,000 Liberty Global Ltd. , Cl. C † ........... 6,914,880
46,000 Orange SA , ADR .................. 541,420
50,000 Pharol SGPS SA † ................. 2,632
40,000 Proximus SA .................... 323,569
100,000 Telefonica SA , ADR ................ 441,000
295,000 Telekom Austria AG ................ 2,466,521
100,000 Telephone and Data Systems Inc. ...... 1,602,000
105,000 Telstra Group Ltd. , ADR ............. 1,316,910
245,000 TELUS Corp. .................... 3,922,450
71,200 T-Mobile US Inc. .................. 11,621,264
12,000 VEON Ltd. , ADR † ................. 288,120
285,586 Verizon Communications Inc. ......... 11,983,189
127,100 Vodafone Group plc , ADR ........... 1,131,190
59,835,828

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Transportation — 0 .9%
28,840 Canadian Pacific Kansas City Ltd. ...... $ 2,542,823
170,000 GATX Corp. ..................... 22,785,100
25,327,923
Wireless Communications — 0 .1%
60,400 United States Cellular Corp. † ......... 2,204,600
TOTAL COMMON STOCKS ........... 2,668,871,884
CLOSED-END FUNDS — 0.0%
40,000 Altaba Inc., Escrow † ............... 96,000
PREFERRED STOCKS — 0 .1%
Consumer Services — 0 .1%
33,000 Qurate Retail Inc. , 8.000% , 03/15/31 .... 1,640,760
Health Care — 0.0%
2,296 XOMA Corp. , Ser. A , 8.625% ......... 57,836
TOTAL PREFERRED STOCKS ......... 1,698,596
MANDATORY CONVERTIBLE SECURITIES (b) — 0 .2%
Energy and Utilities — 0 .2%
123,000 El Paso Energy Capital Trust I ,
4.750% , 03/31/28 ............... 5,899,080
WARRANTS — 0.0%
Diversified Industrial — 0.0%
32,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 3,200
Energy and Utilities: Oil — 0.0%
12,257 Occidental Petroleum Corp. , expire
08/03/27 † ..................... 528,277
TOTAL WARRANTS ................ 531,477
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 4 .9%
$ 137,819,000 U.S. Treasury Bills,
5.151 % to 5.472% †† , 04/11/24 to
09/12/24 ...................... 136,723,044
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 1,624,668,623 ) ............ $ 2,813,820,081
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 88 .1% $ 2,478,309,550
Europe .............................. 8 .2 232,533,716
Japan ............................... 3 .3 92,083,923
Asia/Pacific ......................... 0 .3 8,358,397
Latin America ....................... 0 .1 2,534,495
Total Investments ................... 100.0% $ 2,813,820,081